UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
iShares Nasdaq Premium Income Active ETF
iShares U.S. Large Cap Premium Income Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2026
Date of reporting period:
06/30/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

iShares Nasdaq Premium Income Active ETF
BALQ | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about iShares Nasdaq Premium Income Active ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq Premium Income Active ETF	$19	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$15,650,865
Number of Portfolio Holdings	117
Portfolio Turnover Rate	57%
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Information Technology	61.4%
Communication Services	12.0%
Consumer Discretionary	10.1%
Consumer Staples	5.8%
Industrials	4.4%
Health Care	3.7%
Energy	1.2%
Materials	0.8%
Financials	0.6%
Ten largest holdings
Security	Percent of Total Investments(b)
NVIDIA Corp.	8.2%
Apple Inc.	7.3%
Micron Technology, Inc.	6.0%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.9%
Advanced Micro Devices, Inc.	4.5%
Applied Materials, Inc.	4.2%
Alphabet, Inc., Class A	3.8%
Lam Research Corp.	3.5%
Tesla, Inc.	3.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities, short investments and options, if any.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Nasdaq, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Nasdaq Premium Income Active ETF
Semi-Annual Shareholder Report — June 30, 2026
BALQ-06/26-SAR

iShares U.S. Large Cap Premium Income Active ETF
BALI | Cboe BZX Exchange
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about iShares U.S. Large Cap Premium Income Active ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Large Cap Premium Income Active ETF	$18	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,262,133,626
Number of Portfolio Holdings	202
Portfolio Turnover Rate	58%
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Information Technology	36.3%
Health Care	10.6%
Financials	10.4%
Communication Services	10.0%
Consumer Discretionary	9.9%
Industrials	8.0%
Consumer Staples	6.0%
Energy	4.1%
Utilities	1.6%
Materials	1.6%
Real Estate	1.5%
Ten largest holdings
Security	Percent of Total Investments(b)
NVIDIA Corp.	7.1%
Apple Inc.	6.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Alphabet, Inc., Class C, NVS	2.6%
Broadcom, Inc.	2.5%
Johnson & Johnson	2.2%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc., Class A	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities, short investments and options, if any.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Large Cap Premium Income Active ETF
Semi-Annual Shareholder Report — June 30, 2026
BALI-06/26-SAR

(b)  Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust
●iShares Nasdaq Premium Income Active ETF | BALQ | The Nasdaq Stock Market LLC
●iShares U.S. Large Cap Premium Income Active ETF | BALI | Cboe BZX Exchange

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, The Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Derivative Financial Instruments

Schedule of Investments (unaudited)
June 30, 2026
iShares Nasdaq Premium Income Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
General Dynamics Corp.	129	$ 45,697
Lockheed Martin Corp.	130	66,230
RTX Corp.	328	62,231
		174,158
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	276	29,670
Automobiles — 3.3%
Tesla, Inc.(a)	1,219	512,711
Beverages — 0.6%
Coca-Cola Co. (The)	1,071	87,040
Biotechnology — 1.6%
AbbVie, Inc.	299	75,240
Exelixis, Inc.(a)	560	30,470
Natera, Inc.(a)	51	13,844
Neurocrine Biosciences, Inc.(a)	268	45,167
PTC Therapeutics, Inc.(a)	185	15,090
Ultragenyx Pharmaceutical, Inc.(a)	653	21,804
United Therapeutics Corp.(a)	83	44,972
		246,587
Broadline Retail — 4.8%
Amazon.com, Inc.(a)(b)	3,085	735,279
Coupang, Inc., Class A(a)	1,235	21,452
		756,731
Capital Markets — 0.6%
Morgan Stanley	416	86,961
Chemicals — 0.5%
Air Products & Chemicals, Inc.	108	31,664
LyondellBasell Industries NV, Class A	491	25,851
Solstice Advanced Materials, Inc.	170	15,062
		72,577
Commercial Services & Supplies — 1.1%
Republic Services, Inc.	575	122,521
Waste Connections, Inc.	307	51,174
		173,695
Communications Equipment — 2.7%
Ciena Corp.(a)	27	13,245
Cisco Systems, Inc.	2,860	335,936
Lumentum Holdings, Inc.(a)	80	68,645
		417,826
Consumer Staples Distribution & Retail — 4.4%
Costco Wholesale Corp.	404	377,930
Walmart, Inc.	2,738	310,106
		688,036
Containers & Packaging — 0.1%
International Paper Co.	445	16,954
Diversified Telecommunication Services — 0.9%
Space Exploration Technologies Corp., Class A(a)(c)	680	116,185
Verizon Communications, Inc.	669	28,325
		144,510
Electrical Equipment — 0.6%
Emerson Electric Co.	250	35,788
Rockwell Automation, Inc.	115	56,934
		92,722
Electronic Equipment, Instruments & Components — 1.0%
Advanced Energy Industries, Inc.	47	17,525
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Amphenol Corp., Class A	179	$ 31,561
Jabil, Inc.	99	38,163
Keysight Technologies, Inc.(a)	172	60,212
		147,461
Entertainment — 0.7%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	343	32,633
Spotify Technology SA(a)	98	44,994
Walt Disney Co. (The)	399	38,404
		116,031
Food Products — 0.1%
Archer-Daniels-Midland Co.	283	21,621
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	1,230	111,610
Boston Scientific Corp.(a)	904	38,583
Medtronic PLC	553	43,261
		193,454
Health Care Providers & Services — 0.4%
McKesson Corp.	39	29,468
UnitedHealth Group, Inc.	65	27,016
		56,484
Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.(a)	1,814	61,676
Viking Holdings Ltd.(a)	481	50,346
		112,022
Household Products — 0.4%
Procter & Gamble Co. (The)	471	69,067
Industrial Conglomerates — 0.5%
3M Co.	502	81,279
Interactive Media & Services — 9.5%
Alphabet, Inc., Class A(b)	1,600	571,792
Alphabet, Inc., Class C, NVS	1,340	473,462
Meta Platforms, Inc., Class A	776	437,113
		1,482,367
Machinery — 0.3%
Caterpillar, Inc.	50	53,245
Media — 0.3%
Fox Corp., Class A, NVS	480	25,037
Trade Desk, Inc. (The), Class A(a)	1,127	20,376
		45,413
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	380	23,898
Newmont Corp.	116	10,835
		34,733
Oil, Gas & Consumable Fuels — 1.2%
Chevron Corp.	626	103,766
Exxon Mobil Corp.	426	58,243
Phillips 66	144	24,343
		186,352
Pharmaceuticals — 0.4%
Johnson & Johnson	228	57,905
Professional Services — 0.3%
Broadridge Financial Solutions, Inc.	211	28,896
SS&C Technologies Holdings, Inc.	335	20,787
		49,683
Semiconductors & Semiconductor Equipment — 35.1%
Advanced Micro Devices, Inc.(a)	1,149	667,466
42026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares Nasdaq Premium Income Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	869	$ 628,287
Astera Labs, Inc.(a)	37	17,872
Broadcom, Inc.(b)	1,334	503,919
Cirrus Logic, Inc.(a)	225	33,419
Credo Technology Group Holding Ltd.(a)	41	11,150
GLOBALFOUNDRIES, Inc.	517	42,606
Intel Corp.(a)	3,510	490,101
Lam Research Corp.	1,196	518,263
Lattice Semiconductor Corp.(a)	133	20,344
MACOM Technology Solutions Holdings, Inc.(a)	98	37,276
Marvell Technology, Inc.	623	185,585
Microchip Technology, Inc.	1,116	101,779
Micron Technology, Inc.	780	900,346
NVIDIA Corp.(b)	6,112	1,222,950
Qorvo, Inc.(a)	242	22,571
Skyworks Solutions, Inc.	546	37,019
Teradyne, Inc.	82	39,675
Universal Display Corp.	156	13,508
		5,494,136
Software — 9.9%
Adobe, Inc.(a)	471	96,564
Atlassian Corp., Class A(a)	216	16,803
Bentley Systems, Inc., Class B	1,024	30,607
Check Point Software Technologies Ltd.(a)	309	40,612
Dolby Laboratories, Inc., Class A	332	17,457
Dropbox, Inc., Class A(a)	1,294	35,546
Dynatrace, Inc.(a)	2,678	117,591
HubSpot, Inc.(a)	71	12,958
InterDigital, Inc.	80	22,650
IREN Ltd.(a)	127	5,808
Microsoft Corp.	2,348	875,851
Nutanix, Inc., Class A(a)	630	32,105
Oracle Corp.	128	18,758
SentinelOne, Inc., Class A(a)	3,554	60,311
ServiceNow, Inc.(a)	242	24,026
Strategy, Inc., Class A(a)	133	11,562
Trimble, Inc.(a)	363	18,578
UiPath, Inc., Class A(a)	1,784	19,392
Zoom Communications, Inc., Class A(a)	215	18,557
Zscaler, Inc.(a)	544	76,786
		1,552,522
Specialty Retail — 0.8%
Home Depot, Inc. (The)	163	57,487
Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	334	$ 50,601
Tractor Supply Co.	739	23,360
		131,448
Technology Hardware, Storage & Peripherals — 10.0%
Apple Inc.(b)	3,782	1,094,359
Dell Technologies, Inc., Class C	58	25,025
Everpure, Inc., Class A(a)	191	15,049
Hewlett Packard Enterprise Co.	495	22,329
Sandisk Corp.(a)	105	238,742
Western Digital Corp.	261	166,706
		1,562,210
Total Long-Term Investments — 95.5% (Cost: $12,830,664)		14,947,611
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	108,708	108,708
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(d)(e)	525,366	525,366
Total Short-Term Securities — 4.1% (Cost: $634,074)		634,074
Total Investments Before Options Written — 99.6% (Cost: $13,464,738)		15,581,685
Options Written — (1.1)% (Premiums Received: $(151,806))		(173,294)
Total Investments Net of Options Written — 98.5% (Cost: $13,312,932)		15,408,391
Other Assets Less Liabilities — 1.5%		242,474
Net Assets — 100.0%		$ 15,650,865

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares Nasdaq Premium Income Active ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 108,708 (a)	$ —	$ —	$ —	$ 108,708	108,708	$ 20 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	162,179	363,187 (a)	—	—	—	525,366	525,366	3,559	—
				$ —	$ —	$ 634,074		$ 3,579	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Nasdaq 100 Index	75	09/18/26	$ 4,579	$ 69,951
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nasdaq 100 Micro Index	51	07/02/26	USD	296.00	USD	1,544	$(37,628)
Nasdaq 100 Micro Index	51	07/10/26	USD	298.00	USD	1,544	(41,553)
Nasdaq 100 Micro Index	50	07/17/26	USD	306.00	USD	1,514	(24,906)
Nasdaq 100 Micro Index	52	07/24/26	USD	295.00	USD	1,574	(69,207)
							$(173,294)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (151,806)	$ 9,792	$ (31,280)	$ (173,294)
62026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares Nasdaq Premium Income Active ETF
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 69,951	$ —	$ —	$ —	$ 69,951
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$ —	$ —	$ 173,294	$ —	$ —	$ —	$ 173,294

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 474,507	$ —	$ —	$ —	$ 474,507
Options written	—	—	(404,101)	—	—	—	(404,101)
	$ —	$ —	$ 70,406	$ —	$ —	$ —	$ 70,406
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 80,100	$ —	$ —	$ —	$ 80,100
Options written	—	—	(77,017)	—	—	—	(77,017)
	$ —	$ —	$ 3,083	$ —	$ —	$ —	$ 3,083
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 3,054,543
Options:
Average value of option contracts written	119,281

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares Nasdaq Premium Income Active ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 14,947,611	$ —	$ —	$ 14,947,611
Short-Term Securities
Money Market Funds	634,074	—	—	634,074
	$ 15,581,685	$ —	$ —	$ 15,581,685
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 69,951	$ —	$ —	$ 69,951
Liabilities
Equity Contracts	(173,294)	—	—	(173,294)
	$ (103,343)	$ —	$ —	$ (103,343)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
82026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2026
iShares U.S. Large Cap Premium Income Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
General Dynamics Corp.	18,932	$ 6,706,472
HEICO Corp., Class A	1,246	321,356
Lockheed Martin Corp.	19,428	9,897,789
Northrop Grumman Corp.	8,694	4,427,941
RTX Corp.	53,558	10,161,559
		31,515,117
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	9,770	1,592,315
United Parcel Service, Inc., Class B	34,078	3,663,385
		5,255,700
Automobile Components — 0.5%
BorgWarner, Inc.	74,402	4,940,293
Gentex Corp.	47,989	1,212,682
		6,152,975
Automobiles — 1.5%
Tesla, Inc.(a)	44,914	18,890,828
Banks — 3.5%
Bank of America Corp.	160,188	9,127,512
Citizens Financial Group, Inc.	49,227	3,449,336
Columbia Banking System, Inc.	13,427	430,335
Credicorp Ltd.	10,501	4,090,980
Cullen/Frost Bankers, Inc.	1,950	301,314
First Horizon Corp.	12,969	332,525
Huntington Bancshares, Inc.	132,577	2,350,590
JPMorgan Chase & Co.	39,588	12,958,340
KeyCorp	304,930	7,028,637
Popular, Inc.	13,447	2,207,728
Prosperity Bancshares, Inc.	9,216	673,045
Webster Financial Corp.	14,741	1,126,507
		44,076,849
Beverages — 1.5%
Coca-Cola Co. (The)	143,746	11,682,237
PepsiCo, Inc.	52,212	7,069,505
		18,751,742
Biotechnology — 2.7%
AbbVie, Inc.(b)	51,022	12,839,176
Amgen, Inc.	9,742	3,527,773
Exelixis, Inc.(a)	22,024	1,198,326
Gilead Sciences, Inc.	37,524	4,740,782
Natera, Inc.(a)	13,173	3,575,811
Neurocrine Biosciences, Inc.(a)	6,975	1,175,532
TG Therapeutics, Inc.(a)	9,045	496,932
Ultragenyx Pharmaceutical, Inc.(a)	28,350	946,606
United Therapeutics Corp.(a)	9,883	5,354,906
		33,855,844
Broadline Retail — 3.4%
Amazon.com, Inc.(a)(b)	169,772	40,463,459
Coupang, Inc., Class A(a)	25,658	445,679
MercadoLibre, Inc.(a)	1,441	2,445,939
		43,355,077
Capital Markets — 1.8%
Cboe Global Markets, Inc.	7,456	1,809,347
Charles Schwab Corp. (The)	98,442	9,083,243
CME Group, Inc., Class A(b)	40,172	8,871,183
Intercontinental Exchange, Inc.	24,136	2,971,383
Security	Shares	Value
Capital Markets (continued)
SEI Investments Co.	2,605	$ 228,485
Virtu Financial, Inc., Class A	4,523	269,435
		23,233,076
Chemicals — 0.3%
Air Products & Chemicals, Inc.	5,685	1,666,728
LyondellBasell Industries NV, Class A	30,677	1,615,144
Solstice Advanced Materials, Inc.	7,502	664,677
		3,946,549
Commercial Services & Supplies — 0.6%
Cintas Corp.	20,185	3,433,065
Waste Management, Inc.	19,798	4,412,578
		7,845,643
Communications Equipment — 1.4%
Cisco Systems, Inc.	85,452	10,037,192
Lumentum Holdings, Inc.(a)	2,221	1,905,751
Motorola Solutions, Inc.	14,926	6,198,619
		18,141,562
Construction & Engineering — 0.7%
Comfort Systems U.S.A., Inc.	3,212	6,366,023
MasTec, Inc.(a)	5,992	2,493,032
		8,859,055
Construction Materials — 0.6%
Vulcan Materials Co.	26,353	7,774,398
Consumer Staples Distribution & Retail — 1.9%
Casey’s General Stores, Inc.	1,332	1,058,660
Costco Wholesale Corp.	19,038	17,809,478
Sysco Corp.	20,177	1,686,394
Target Corp.	22,750	2,971,377
		23,525,909
Containers & Packaging — 0.2%
International Paper Co.	55,661	2,120,684
Distributors — 0.1%
Genuine Parts Co.	10,478	1,236,194
LKQ Corp.	19,224	506,168
		1,742,362
Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(a)	1,533	219,388
H&R Block, Inc.	8,576	326,574
Liberty Live Holdings, Inc., Class C, NVS(a)	2,366	249,944
		795,906
Diversified Telecommunication Services — 0.9%
AT&T Inc.(b)	256,730	5,314,311
Verizon Communications, Inc.	156,047	6,607,030
		11,921,341
Electric Utilities — 0.8%
Exelon Corp.	82,778	3,859,110
PPL Corp.	155,817	5,663,948
		9,523,058
Electrical Equipment — 1.6%
AMETEK, Inc.	36,761	8,893,956
Bloom Energy Corp., Class A(a)	784	237,317
GE Vernova, Inc.	5,678	6,670,855
nVent Electric PLC	3,148	533,932
Rockwell Automation, Inc.	6,868	3,400,210
		19,736,270
Electronic Equipment, Instruments & Components — 0.9%
Advanced Energy Industries, Inc.	643	239,755
Schedule of Investments

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares U.S. Large Cap Premium Income Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Amphenol Corp., Class A	53,311	$ 9,399,796
Keysight Technologies, Inc.(a)	4,457	1,560,262
		11,199,813
Entertainment — 0.5%
Netflix, Inc.(a)	55,119	3,935,497
Spotify Technology SA(a)	4,140	1,900,798
Warner Music Group Corp., Class A	22,773	616,465
		6,452,760
Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B(a)	31,809	15,916,905
UWM Holdings Corp., Class A	179,099	410,137
Visa, Inc., Class A	39,620	13,593,226
		29,920,268
Food Products — 1.1%
Archer-Daniels-Midland Co.	30,218	2,308,655
Conagra Brands, Inc.	196,444	2,644,136
Flowers Foods, Inc.	226,381	1,788,410
General Mills, Inc.	82,861	2,883,563
Hormel Foods Corp.	12,628	313,427
J M Smucker Co. (The)	10,080	1,134,000
Tyson Foods, Inc., Class A	38,750	2,218,438
		13,290,629
Ground Transportation — 0.4%
Landstar System, Inc.	1,963	405,968
Union Pacific Corp.	15,719	4,275,568
		4,681,536
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	94,431	8,568,669
Boston Scientific Corp.(a)	70,238	2,997,758
		11,566,427
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	39,392	9,357,964
Chemed Corp.	1,551	722,363
McKesson Corp.	9,875	7,461,550
Molina Healthcare, Inc.(a)	2,894	661,858
UnitedHealth Group, Inc.	26,004	10,808,042
		29,011,777
Health Care REITs — 0.0%
CareTrust REIT, Inc.	6,633	267,642
Hotel & Resort REITs — 1.0%
Host Hotels & Resorts, Inc.	523,459	12,411,213
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A(a)	31,207	4,465,721
Booking Holdings, Inc.	43,025	7,668,776
Chipotle Mexican Grill, Inc.(a)	77,283	2,627,622
Planet Fitness, Inc., Class A(a)	4,877	254,433
Starbucks Corp.	27,678	2,828,415
Texas Roadhouse, Inc.	17,044	3,293,412
Travel + Leisure Co.	3,881	296,625
Viking Holdings Ltd.(a)	27,513	2,879,786
		24,314,790
Household Products — 1.1%
Procter & Gamble Co. (The)	92,414	13,551,589
Industrial Conglomerates — 0.4%
3M Co.	32,948	5,334,611
Insurance — 1.6%
American Financial Group, Inc.	44,536	6,232,368
Security	Shares	Value
Insurance (continued)
Hartford Insurance Group, Inc. (The)	21,629	$ 2,866,275
Travelers Cos., Inc. (The)	27,619	9,117,584
W R Berkley Corp.	29,063	2,049,814
		20,266,041
Interactive Media & Services — 7.1%
Alphabet, Inc., Class A(b)	108,090	38,628,123
Alphabet, Inc., Class C, NVS	89,116	31,487,356
Meta Platforms, Inc., Class A	34,957	19,690,929
		89,806,408
IT Services — 1.0%
Amdocs Ltd.	51,422	2,598,868
Cloudflare, Inc., Class A(a)	2,270	556,786
Cognizant Technology Solutions Corp., Class A	38,945	1,508,340
International Business Machines Corp.	12,590	3,540,434
MongoDB, Inc., Class A(a)	1,449	486,719
Snowflake, Inc., Class A(a)	1,633	415,598
VeriSign, Inc.	16,279	4,095,145
		13,201,890
Machinery — 1.0%
Caterpillar, Inc.	11,498	12,244,220
Media — 0.6%
Fox Corp., Class A, NVS	48,191	2,513,643
New York Times Co. (The), Class A	31,442	2,200,311
Omnicom Group, Inc.	18,479	1,345,826
Trade Desk, Inc. (The), Class A(a)	17,827	322,312
Versant Media Group, Inc.	38,328	1,380,191
		7,762,283
Metals & Mining — 0.4%
Alcoa Corp.	4,772	248,812
Freeport-McMoRan, Inc.	26,368	1,658,284
Newmont Corp.	37,016	3,457,294
		5,364,390
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp.	355,657	3,876,661
Annaly Capital Management, Inc.	208,344	4,658,572
		8,535,233
Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	39,598	3,213,774
WEC Energy Group, Inc.	57,380	6,700,262
		9,914,036
Oil, Gas & Consumable Fuels — 3.9%
Cheniere Energy, Inc.	6,975	1,667,095
Chevron Corp.	107,908	17,886,830
EOG Resources, Inc.	21,938	2,846,017
Exxon Mobil Corp.	143,140	19,570,101
Phillips 66	22,068	3,730,595
Valero Energy Corp.	14,139	3,682,361
		49,382,999
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	88,131	5,078,108
Eli Lilly & Co.	11,629	13,948,171
Johnson & Johnson	103,381	26,255,673
Merck & Co., Inc.	72,993	9,379,601
		54,661,553
Residential REITs — 0.3%
Mid-America Apartment Communities, Inc.	29,016	4,031,483
Retail REITs — 0.0%
Agree Realty Corp.	3,711	281,071
102026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares U.S. Large Cap Premium Income Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 17.0%
Advanced Micro Devices, Inc.(a)	27,198	$ 15,799,590
Applied Materials, Inc.	26,235	18,967,905
Broadcom, Inc.	79,760	30,129,340
Intel Corp.(a)	69,792	9,745,057
Lam Research Corp.	44,541	19,300,951
MACOM Technology Solutions Holdings, Inc.(a)	610	232,026
Marvell Technology, Inc.	1,964	585,056
Micron Technology, Inc.	19,762	22,811,079
NVIDIA Corp.(b)	429,302	85,899,037
QUALCOMM, Inc.	14,044	2,595,191
Silicon Laboratories, Inc.(a)	1,214	265,332
Skyworks Solutions, Inc.	9,418	638,540
Texas Instruments, Inc.	23,744	7,077,374
Universal Display Corp.	3,688	319,344
		214,365,822
Software — 7.3%
Adobe, Inc.(a)(b)	18,278	3,747,356
Autodesk, Inc.(a)	12,729	2,474,772
Check Point Software Technologies Ltd.(a)	8,524	1,120,309
Dolby Laboratories, Inc., Class A	14,546	764,829
Dropbox, Inc., Class A(a)	16,281	447,239
Dynatrace, Inc.(a)	93,540	4,107,341
Elastic NV(a)	12,638	720,619
Fortinet, Inc.(a)	20,246	3,110,191
InterDigital, Inc.	1,608	455,273
Manhattan Associates, Inc.(a)	1,769	246,333
Microsoft Corp.(b)	160,952	60,038,315
Palantir Technologies, Inc., Class A(a)	55,910	6,523,020
Palo Alto Networks, Inc.(a)	18,237	6,219,182
SentinelOne, Inc., Class A(a)	48,630	825,251
Zoom Communications, Inc., Class A(a)	3,298	284,650
Zscaler, Inc.(a)	7,015	990,167
		92,074,847
Specialized REITs — 0.1%
CubeSmart	6,832	271,709
Millrose Properties, Inc., Class A	21,546	647,457
		919,166
Specialty Retail — 1.9%
Best Buy Co., Inc.	7,784	590,650
Murphy U.S.A., Inc.	1,196	644,489
O’Reilly Automotive, Inc.(a)	84,036	7,738,875
TJX Cos., Inc. (The)	91,317	13,834,526
Tractor Supply Co.	56,081	1,772,720
		24,581,260
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.(b)	252,770	$ 73,141,527
Dell Technologies, Inc., Class C	7,201	3,106,943
Hewlett Packard Enterprise Co.	21,925	989,037
Sandisk Corp.(a)	2,602	5,916,245
Seagate Technology Holdings PLC	4,191	4,044,315
Western Digital Corp.	7,419	4,738,664
		91,936,731
Tobacco — 0.4%
Altria Group, Inc.	62,824	4,520,187
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	1,915	647,557
Ferguson Enterprises, Inc.	1,205	285,983
Watsco, Inc.	1,470	612,593
		1,546,133
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	34,349	5,761,358
Total Long-Term Investments — 96.2% (Cost: $1,072,317,462)		1,214,180,111
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	38,262,277	38,262,277
Total Short-Term Securities — 3.0% (Cost: $38,262,277)		38,262,277
Total Investments Before Options Written — 99.2% (Cost: $1,110,579,739)		1,252,442,388
Options Written — (0.4)% (Premiums Received: $(6,460,770))		(4,846,142)
Total Investments Net of Options Written — 98.8% (Cost: $1,104,118,969)		1,247,596,246
Other Assets Less Liabilities — 1.2%		14,537,380
Net Assets — 100.0%		$ 1,262,133,626

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares U.S. Large Cap Premium Income Active ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 11,685,122	$ 26,577,155 (a)	$ —	$ —	$ —	$ 38,262,277	38,262,277	$ 329,866	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	595	09/18/26	$ 224,560	$ 1,179,981
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	163	07/02/26	USD	7,510.00	USD	122,240	$(355,381)
S&P 500 Index	163	07/10/26	USD	7,490.00	USD	122,240	(1,066,326)
S&P 500 Index	163	07/17/26	USD	7,565.00	USD	122,240	(808,320)
S&P 500 Index	166	07/24/26	USD	7,425.00	USD	124,489	(2,616,115)
							$(4,846,142)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (6,460,770)	$ 2,512,071	$ (897,443)	$ (4,846,142)
122026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares U.S. Large Cap Premium Income Active ETF
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,179,981	$ —	$ —	$ —	$ 1,179,981
Liabilities — Derivative Financial Instruments
Options written
Options written at value	$ —	$ —	$ 4,846,142	$ —	$ —	$ —	$ 4,846,142

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 13,117,047	$ —	$ —	$ —	$ 13,117,047
Options written	—	—	(15,265,286)	—	—	—	(15,265,286)
	$ —	$ —	$ (2,148,239)	$ —	$ —	$ —	$ (2,148,239)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,088,930	$ —	$ —	$ —	$ 1,088,930
Options written	—	—	53,424	—	—	—	53,424
	$ —	$ —	$ 1,142,354	$ —	$ —	$ —	$ 1,142,354
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 148,912,150
Options:
Average value of option contracts written	4,209,342

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares U.S. Large Cap Premium Income Active ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,214,180,111	$ —	$ —	$ 1,214,180,111
Short-Term Securities
Money Market Funds	38,262,277	—	—	38,262,277
	$ 1,252,442,388	$ —	$ —	$ 1,252,442,388
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,179,981	$ —	$ —	$ 1,179,981
Liabilities
Equity Contracts	(4,846,142)	—	—	(4,846,142)
	$ (3,666,161)	$ —	$ —	$ (3,666,161)

(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.
142026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
June 30, 2026

	iShares Nasdaq Premium Income Active ETF	iShares U.S. Large Cap Premium Income Active ETF
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 14,947,611	$ 1,214,180,111
Investments, at value — affiliated(c)	634,074	38,262,277
Cash	42,242	475
Cash pledged:
Futures contracts	255,000	11,917,000
Receivables:
Securities lending income — affiliated	20	—
Capital shares sold	—	587,177
Dividends — unaffiliated	2,313	1,309,354
Dividends — affiliated	1,027	90,307
Variation margin on futures contracts	54,926	979,812
Total assets	15,937,213	1,267,326,513
LIABILITIES
Collateral on securities loaned	108,708	—
Options written, at value(d)	173,294	4,846,142
Payables:
Investment advisory fees	4,346	346,745
Total liabilities	286,348	5,192,887
Commitments and contingent liabilities
NET ASSETS	$ 15,650,865	$ 1,262,133,626
NET ASSETS CONSIST OF:
Paid-in capital	$ 13,620,528	$ 1,145,148,385
Accumulated earnings	2,030,337	116,985,241
NET ASSETS	$ 15,650,865	$ 1,262,133,626

NET ASSET VALUE
Shares outstanding	$ 270,000	$ 37,280,000
Net asset value	$ 57.97	$ 33.86
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Investments, at cost — unaffiliated	$ 12,830,664	$ 1,072,317,462
(b) Securities loaned, at value	$ 110,888	$ —
(c) Investments, at cost — affiliated	$ 634,074	$ 38,262,277
(d) Premiums received	$ 151,806	$ 6,460,770
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended June 30, 2026

	iShares Nasdaq Premium Income Active ETF	iShares U.S. Large Cap Premium Income Active ETF
INVESTMENT INCOME
Dividends — unaffiliated	$ 56,640	$ 10,728,657
Dividends — affiliated	3,559	329,866
Interest — unaffiliated	123	3,085
Securities lending income — affiliated — net	20	—
Foreign taxes withheld	(37)	(19,338)
Total investment income	60,305	11,042,270
EXPENSES
Investment advisory	22,111	1,641,830
Interest expense	15	2,174
Total expenses	22,126	1,644,004
Less:
Investment advisory fees waived	(92)	(8,162)
Total expenses after fees waived	22,034	1,635,842
Net investment income	38,271	9,406,428
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(42,292)	7,124,866
Options written	(404,101)	(15,265,286)
Futures contracts	474,507	13,117,047
In-kind redemptions — unaffiliated(a)	465,245	10,068,066
	493,359	15,044,693
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,199,638	79,056,159
Options written	(77,017)	53,424
Futures contracts	80,100	1,088,930
	2,202,721	80,198,513
Net realized and unrealized gain	2,696,080	95,243,206
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,734,351	$ 104,649,634

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
162026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Nasdaq Premium Income Active ETF		iShares U.S. Large Cap Premium Income Active ETF
	Six Months Ended 06/30/26 (unaudited)	Period From 12/02/25(a) to 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 38,271	$ 7,188	$ 9,406,428	$ 8,366,730
Net realized gain (loss)	493,359	(18,126)	15,044,693	(5,704,360)
Net change in unrealized appreciation (depreciation)	2,202,721	(37,311)	80,198,513	56,408,305
Net increase (decrease) in net assets resulting from operations	2,734,351	(48,249)	104,649,634	59,070,675
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income and net realized gain	(552,664)(c)	(103,101)	(34,086,221)(c)	(18,668,731)
Return of capital	—	—	—	(16,670,637)
Decrease in net assets resulting from distributions to shareholders	(552,664)	(103,101)	(34,086,221)	(35,339,368)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,620,282	11,000,246	511,412,042	461,015,879
NET ASSETS
Total increase in net assets	4,801,969	10,848,896	581,975,455	484,747,186
Beginning of period	10,848,896	—	680,158,171	195,410,985
End of period	$ 15,650,865	$ 10,848,896	$ 1,262,133,626	$ 680,158,171

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

iShares Nasdaq Premium Income Active ETF
	Six Months Ended 06/30/26 (unaudited)	Period From 12/02/25(a) to 12/31/25
Net asset value, beginning of period	$ 49.31	$ 50.00
Net investment income(b)	0.15	0.03
Net realized and unrealized gain (loss)(c)	10.70	(0.25)
Net increase (decrease) from investment operations	10.85	(0.22)
Distributions(d)
From net investment income	(2.19)(e)	(0.35)
From net realized gain	—	(0.12)
Total distributions	(2.19)	(0.47)
Net asset value, end of period	$ 57.97	$ 49.31
Total Return(f)
Based on net asset value	22.72%(g)	(0.44)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%(i)
Total expenses after fees waived	0.35%(i)	0.35%(i)
Net investment income	0.61%(i)	0.83%(i)
Supplemental Data
Net assets, end of period (000)	$ 15,651	$ 10,849
Portfolio turnover rate(j)	57%	— %

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
182026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares U.S. Large Cap Premium Income Active ETF
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Period From 09/26/23(a) to 12/31/23
Net asset value, beginning of period	$ 31.61	$ 30.25	$ 26.58	$ 24.67
Net investment income(b)	0.32	0.66	0.74	0.17
Net realized and unrealized gain(c)	3.09	3.40	5.09	2.31
Net increase from investment operations	3.41	4.06	5.83	2.48
Distributions(d)
From net investment income	(1.16)(e)	(1.43)	(1.81)	(0.34)
Return of capital	—	(1.27)	(0.35)	(0.23)
Total distributions	(1.16)	(2.70)	(2.16)	(0.57)
Net asset value, end of period	$ 33.86	$ 31.61	$ 30.25	$ 26.58
Total Return(f)
Based on net asset value	11.05%(g)	14.24%	22.53%	10.12%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.35%(i)
Total expenses after fees waived	0.35%(i)	0.30%	0.15%	0.35%(i)
Net investment income	2.01%(i)	2.18%	2.50%	2.60%(i)
Supplemental Data
Net assets, end of period (000)	$ 1,262,134	$ 680,158	$ 195,411	$ 18,605
Portfolio turnover rate(j)	58%	112%	90%	23%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1.
ORGANIZATION
BlackRock ETF Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares Nasdaq Premium Income Active ETF	Nasdaq Premium Income Active	Non-diversified
iShares U.S. Large Cap Premium Income Active ETF	U.S. Large Cap Premium Income Active	Non-diversified
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’  tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
202026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Nasdaq Premium Income Active
TD Securities (USA) LLC	$110,888	$(108,708)	$—	$2,180

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the
 Funds’ Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Funds will sell (write) call options on a large cap equity index, such as the S&P 500 Index, to generate income.
222026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the Statements of Assets and Liabilities. When an instrument is sold through the exercise of an option, the premium is offset against the proceeds of the underlying instrument. When a written option expires without being exercised, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received. When a written option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds or does not exceed the premiums received.
In writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Fund Name	Investment Advisory Fees
Nasdaq Premium Income Active	0.35%
U.S. Large Cap Premium Income Active	0.35
Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement (with respect to either waiver) may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
Nasdaq Premium Income Active	$ 92
U.S. Large Cap Premium Income Active	8,162
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended June 30, 2026, Nasdaq Premium Income Active paid BTC $7 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
Fund Name	Purchases	Sales
Nasdaq Premium Income Active	$ 7,212,852	$ 8,136,004
U.S. Large Cap Premium Income Active	539,780,185	585,953,729
For the six months ended June 30, 2026, in-kind transactions were as follows:
Fund Name	In-kind Purchases	In-kind Sales
Nasdaq Premium Income Active	$ 7,791,293	$ 5,250,299
U.S. Large Cap Premium Income Active	534,601,884	37,382,935
8.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of December 31, 2025, U.S. Large Cap Premium Income Active had non-expiring capital loss carryforwards of $11,650,283 available to offset future realized capital gains.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nasdaq Premium Income Active	$ 13,464,738	$ 2,794,106	$ (628,696)	$ 2,165,410
U.S. Large Cap Premium Income Active	1,110,580,785	183,354,856	(38,698,644)	144,656,212

9.
LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds
242026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
11.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name	Shares	Amount	Shares	Amount
Nasdaq Premium Income Active(a)
Shares sold	160,000	$7,952,943	220,000	$11,000,246
Shares redeemed	(110,000)	(5,332,661)	—	—
	50,000	$2,620,282	220,000	$11,000,246
U.S. Large Cap Premium Income Active
Shares sold	16,920,000	$549,527,785	16,200,000	$493,495,210
Shares redeemed	(1,160,000)	(38,115,743)	(1,140,000)	(32,479,331)
	15,760,000	$511,412,042	15,060,000	$461,015,879

(a)	Commencement of operations was December 2, 2025.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
262026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers

Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Administrator and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares U.S. Large Cap Premium Income Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some
282026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year and since-inception periods reported, the Fund ranked in the second and first quartiles, respectively, against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, participation in the ETF Servicing Platform and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
302026 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies - See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date:	August 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date:	August 21, 2026